Stock-Based Compensation	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock-Based Compensation

NOTE 9 - STOCK-BASED COMPENSATION

Shares for Services

The Company recognized the total stock-based compensation expense for services of $125,000 during the nine months ended October 30, 2012 and of $10,555 during the nine months ended October 31, 2011.

On March 16, 2012, pursuant to the terms of an agreement between the Company and an unrelated party, the Company shall issue 1,000,000 common shares in exchange for investor and public relations consulting services. The shares were valued at $50,000, or $0.05 per share. The Company recorded $50,000 of stock-based compensation expense related to consulting services under this agreement. In July 2012, the Company reversed the non-cash issuance of 1,000,000 restricted shares of its common stock and a corresponding stock-based compensation expense of $50,000 due to an agreement cancellation.

On March 19, 2012, pursuant to the terms of an agreement between the Company and an unrelated party, the Company issued 1,250,000 shares in exchange for geological consulting services. The shares were valued at $125,000, or $0.10 per share. The Company recorded $125,000 of stock-based compensation expense related to consulting services under this agreement.

Pursuant to a Consulting Services Agreement as of January 18, 2011 between the Company and its stockholder, the Company agreed to issue 500,000 shares for future services relating to business development and corporate finance. The 500,000 shares were valued at $12,500, or $0.025 per share, $1,945 of which was recorded during the year ended January 31, 2011 and the difference of $10,555 was recorded in February 2011.

The Company valued the issued shares based on market value on the date of the agreements.

Stock Options

The Company has a stock-based compensation plan known as the 2007 Stock Option Plan (the “Plan”). The Plan provides for the granting of incentive and non-qualified stock options to acquire common shares in the capital of California Gold Corp. The number of shares authorized under the Plan is 16,000,000. As of October 31, 2012, 6,000,000 shares remain available for future grants under the Plan.

On July 27, 2011, the Company granted options to purchase 11,000,000 shares of its common stock to its employees and outside consultants. These options have a 10-year term and were granted with an exercise price of $0.09. One-third of these options, or 3,666,667, vested on the date of the grant, with the remaining two-thirds vesting on the first and second anniversaries of the date of grant. As of October 31, 2012, the total of 7,000,000 options vested, which included an additional 3,333,333 options vested on July 27, 2012, the first anniversary of the grant date. All vested options are exercisable, in full or in part, at any time after vesting, until termination. On May 4, 2012, one of the Company’s directors resigned and therefore, all his 666,667 non-vested options terminated on that date and his vested but unexercised options of 333,333 expired and forfeited on August 4, 2012.

The Company recorded the stock-based compensation expense - related party attributable to options of $74,997 and $232,779 during the three and nine months ended October 31, 2012, respectively. The Company recorded the stock-based compensation expense - related party attributable to options of $82,498 and $412,487 during the three and nine months ended October 31, 2011, respectively. As of October 31, 2012, there was approximately $224,993 of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over the next year.

Outstanding options had $0 intrinsic value at October 31, 2012, due to the exercise price being greater than the value of the Company’s common stock at the reporting date.

The fair value of options granted in July 2011 was measured at the date of grant using the Black-Scholes option pricing model with the following assumptions:

Market price of the Company’s common stock on grant date	$0.09
Risk free interest rate (1)	3.01%
Dividend yield	0.00%
Volatility	259.13%
Expected life	6 years
Expected forfeiture rate	0.0%

(1)	The risk-free interest rate was determined by management using the 10-year Treasury Bill yield as of the grant date.

NOTE 9 - STOCK-BASED COMPENSATION

Shares for Services

Pursuant to a Consulting Services Agreement between the Company and an unrelated party, dated as of October 15, 2010, the Company issued 4,000,000 shares as consideration for professional services rendered relating to business development and corporate finance. The 4,000,000 shares were valued at $220,000, or $0.05 per share.

On December 15, 2010, the Company issued the 500,000 shares to a stockholder for legal services previously provided to the Company. The 500,000 shares were valued at $12,500, or $0.025 per share.

Pursuant to a Consulting Services Agreement as of January 18, 2011 between the Company and another stockholder of the Company, the Company agreed to issue the 500,000 restricted shares for future services relating to business development and corporate finance. The 500,000 shares were valued at $12,500, or $0.025 per share, $1,945 of which was recorded during the year ended January 31, 2011 and the difference of $10,555 was recorded in the following year.

The Company recognized non-cash stock-based compensation expense of $234,445 during the year ended January 31, 2011 in connection with these issuances, compared to $10,555 during the year ended January 31, 2012.

The Company valued the issued shares based on market value on the date of the agreements.

Stock Options

The Company has a stock-based compensation plan known as the 2007 Stock Option Plan (the “Plan”). The Plan provides for the granting of incentive and non-qualified stock options to acquire common shares in the capital of California Gold Corp. The number of shares authorized under the Plan is 16,000,000. As of January 31, 2012, 5,000,000 shares remain available for future grants under the Plan.

On July 27, 2011, the Company granted options to purchase 11,000,000 shares of its common stock to its employees and outside consultants. These options have a 10-year term and were granted with an exercise price of $0.09. The one third of these options, or 3,666,667, vested on the date of the grant, with the remaining two thirds vesting on the first and second anniversaries of the date of grant. All vested options are exercisable, in full or in part, at any time after vesting, until termination. As of January 31, 2012, no options were exercised or forfeited. The Company recorded stock-based compensation expense attributable to options of $494,984 during the year ended January 31, 2012. As of January 31, 2012, there was approximately $494,984 of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over the period of 1.5 years.

Outstanding options had $0 intrinsic value at January 31, 2012, due to the exercise price being greater than the value of the Company’s common stock at the reporting date.

The fair value of options granted in July 2011 was measured at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Market price of the Company’s common stock on grant date	$0.09
Risk free interest rate	3.01%
Dividend yield	0.00%
Volatility	259.13%
Expected life	6 years
Expected forfeiture rate	0.00%